Income Taxes - Tax Effects of Temporary Differences Related to Deferred Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Allowance for credit losses	$ 870	$ 431
Stock based compensation	238	310
Deferred compensation, and other accruals	80	507
Employee benefit expense	525	0
Non-accrual loan interest	6	1
Unrealized loss on securities available for sale	1,874	2,307
Other	0	10
Total deferred tax assets	3,593	3,566
Deferred tax liabilities
Depreciation	(410)	(414)
Deferred loan costs, net	(2)	(11)
FHLB stock dividends	(60)	(182)
Prepaid expenses	(55)	(68)
Intangibles	(58)	(78)
Employee benefit expense	(599)	(390)
Total deferred tax liabilities	(1,184)	(1,143)
Net deferred tax asset	$ 2,409	$ 2,423